Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) shares
Accounts payables (including amounts of the consolidated VIEs without recourse to the primary beneficiary)	¥ 61,888		¥ 62,094
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary)	151,918		124,532
Income tax payable (including amounts of the consolidated VIEs without recourse to the primary beneficiary)	9,642		8,794
Contract liabilities, current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiary)	380,548		517,213
Advance from customers (including amounts of the consolidated VIEs without recourse to the primary beneficiary)	159,806		144,397
Operating lease liabilities, current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiary)	23,782		21,425
Contract liabilities, non-current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiary)	11,365		7
Operating lease liabilities, non-current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiary)	6,317		23,786
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary)
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares, shares authorized (in Shares) | shares	430,000,000	430,000,000	430,000,000
Ordinary shares, shares issued (in Shares) | shares	119,595,046	119,595,046	115,759,408
Ordinary shares, shares outstanding (in Shares) | shares	103,776,127	103,776,127	115,759,408
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares, shares authorized (in Shares) | shares	70,000,000	70,000,000	70,000,000
Ordinary shares, shares issued (in Shares) | shares	49,859,049	49,859,049	49,859,049
Ordinary shares, shares outstanding (in Shares) | shares	49,859,049	49,859,049	49,859,049